Derivatives (Details Narrative) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021
Government Securities [member]
IfrsStatementLineItems [Line Items]
Total value of margins pledged in guarantee	R$ 12,155	R$ 11,011